AQR FUNDS
Supplement dated March 30, 2026 (“Supplement”) to the Class I, Class N and Class R6 Shares Summary Prospectuses and Prospectus, each dated June 16, 2025, as amended (“Summary Prospectus” and “Prospectus,” respectively), of the AQR LSE Fusion Fund, AQR CVX Fusion Fund, AQR MS Fusion Fund, and AQR MS Fusion HV Fund (each a “Fund”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR LSE Fusion Fund’s Summary Prospectus and Prospectus, beginning on page 1 of each, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	1.95%	1.95%	1.95%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1]	4.86%	4.86%	4.86%
All Other Expenses[2,3]	2.42%	2.40%	2.40%
Total Other Expenses	7.28%	7.26%	7.26%
Acquired Fund Fees and Expenses[4]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses[3]	9.51%	9.24%	9.24%
Less: Expense Reimbursements[5]	2.17%	2.15%	2.30%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	7.34%	7.09%	6.94%
[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]
All Other Expenses have been restated to reflect the implementation of the Updated Expense Cap (as defined below) and to include the estimate of certain expenses for the current fiscal year because the Fund commenced operations on June 25, 2025.

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of

Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.

[4]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From June 25, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 2.48%, 2.23% and 2.08% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$725	$2,500	$4,118	$7,567
Class I Shares	$702	$2,435	$4,025	$7,445
Class R6 Shares	$687	$2,423	$4,015	$7,441
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period beginning June 25, 2025 through December 31, 2025, the Fund’s portfolio turnover rate was 373% of the average value of its portfolio.
Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR CVX Fusion Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 8, respectively, is restated in its entirety as follows:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	0.95%	0.95%	0.95%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1]	1.16%	1.16%	1.16%
All Other Expenses[2,3]	1.79%	1.77%	1.67%
Total Other Expenses	2.95%	2.93%	2.83%
Acquired Fund Fees and Expenses[4]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses[3]	4.18%	3.91%	3.81%
Less: Expense Reimbursements[5]	1.53%	1.52%	1.57%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	2.65%	2.39%	2.24%
[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]
All Other Expenses have been restated to reflect the implementation of the Updated Expense Cap (as defined below) and to include the estimate of certain expenses for the current fiscal year because the Fund commenced operations on June 18, 2025.

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.

[4]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From June 18, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.49%, 1.23% and 1.08% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$268	$1,131	$2,008	$4,264
Class I Shares	$242	$1,053	$1,882	$4,035
Class R6 Shares	$227	$1,019	$1,831	$3,945
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period beginning June 18, 2025 through December 31, 2025, the Fund’s portfolio turnover rate was 317% of the average value of its portfolio.
Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR MS Fusion Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 16, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	1.85%	1.85%	1.85%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense	3.21%	3.21%	3.21%
All Other Expenses[2,3]	1.59%	1.65%	1.47%
Total Other Expenses	4.80%	4.86%	4.68%
Acquired Fund Fees and Expenses[4]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses[3]	6.93%	6.74%	6.56%
Less: Expense Reimbursements[5]	1.34%	1.40%	1.37%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	5.59%	5.34%	5.19%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]
All Other Expenses have been restated to reflect the implementation of the Updated Expense Cap (as defined below) and to include the estimate of certain expenses for the current fiscal year because the Fund commenced operations on June 25, 2025.

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.

[4]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From June 25, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 2.38%, 2.13% and 1.98% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$557	$1,909	$3,208	$6,244
Class I Shares	$533	$1,853	$3,128	$6,125

Class R6 Shares	$519	$1,808	$3,057	$6,013
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period beginning June 25, 2025 through December 31, 2025, the Fund’s portfolio turnover rate was 251% of the average value of its portfolio.

Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR MS Fusion HV Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 25, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	3.50%	3.50%	3.50%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense	4.90%	4.90%	4.90%
All Other Expenses[2,3]	1.17%	1.15%	1.07%
Total Other Expenses	6.07%	6.05%	5.97%
Acquired Fund Fees and Expenses[4]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses[3]	9.86%	9.59%	9.51%
Less: Expense Reimbursements[5]	0.92%	0.90%	0.97%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	8.94%	8.69%	8.54%
[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]
All Other Expenses have been restated to reflect the implementation of the Updated Expense Cap (as defined below) and to include the estimate of certain expenses for the current fiscal year because the Fund commenced operations on June 25, 2025.

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.

[4]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From June 25, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 4.04%, 3.79% and 3.64% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$876	$2,680	$4,312	$7,747
Class I Shares	$853	$2,616	$4,222	$7,633
Class R6 Shares	$839	$2,592	$4,190	$7,596
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period beginning June 25, 2025 through December 31, 2025, the Fund’s portfolio turnover rate was 278% of the average value of its portfolio.
Effective on May 1, 2026, the section titled “Management of the Funds—Expense Limitation Agreement” of the Funds’ Prospectus, beginning on page 59, is restated in its entirety as follows:
Expense Limitation Agreement
The Adviser has contractually agreed to reimburse operating expenses of Class N, Class I and Class R6 Shares of the Funds (the “Expense Limitation Agreement”) in an amount sufficient to limit the other operating expenses of a class, exclusive of certain expenses, at no more than the set percentages as described in each Fund’s current prospectus. These percentages are as follows:

Fund	Class N Shares	Class I Shares	Class R6 Shares

AQR LSE Fusion Fund	0.25%	0.25%	0.10%

AQR CVX Fusion Fund	0.25%	0.25%	0.10%

AQR MS Fusion Fund	0.25%	0.25%	0.10%

AQR MS Fusion HV Fund	0.25%	0.25%	0.10%
The Expense Limitation Agreement is effective for each Fund at least through April 30, 2027.

The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust, and does not extend to management fees, 12b‑1 fees, interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses (for this purpose referred to as “Specified Expenses”). The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses provided that the amount recaptured may not cause Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE